Significant Transactions - Detailed Information of Business Acquisition (Detail) - Private bancorp inc [member] $ in Millions, $ in Millions		3 Months Ended
	Jun. 23, 2017 CAD ($)	Jan. 31, 2018 CAD ($)	Jun. 23, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Issuance of CIBC common shares	$ 3,443.0
Cash	2,770.0		$ 2,100
Estimated obligation payable to dissenting shareholders	327.0
Issuance of replacement equity-settled awards	72.0		54
Total purchase consideration estimated in 2017	6,612.0		5,000
Increase in goodwill	29.0	$ (29.0)
Total final purchase consideration	$ 6,612.0		$ 5,000